Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense for the year ended December 31, 2023 are as follows:

Year Ended December 31,
2023
Current
Federal	$—
State	—

Total income taxes	$—

Schedule of Statutory Federal Income Tax Rate Reconciliation
The following table represents a reconciliation of income tax expense at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31, 2023
	Amount	Tax Rate
Loss before income taxes	$(54,738)
Tax expense at statutory rate	(11,495)	21.0%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(225)	0.4
Change in fair value of warrant liabilities	70	(0.1)
Change in fair value of derivative liability	(955)	1.7
Change in valuation allowance	952	(1.7)
Unrecognized benefit from LLC flow thru structure	11,667	(21.3)
Deferred Rate Change	—	—
State income taxes, net of federal income tax benefit	—	—
Other adjustments, net	(14)	—

Income tax expense	$—	—%

Schedule of Deferred Tax Assets and Liabilities	The principal components of our net deferred tax liability were as follows:

December 31, 2023
Deferred tax assets
Net operating loss carryforward	$634

Interest Expense	558
Start Up Cost	679
Outside basis difference on investment in LGM Enterprises, LLC (a)	12,963
Other, net	—

Total deferred tax assets	14,834

Valuation allowance	(14,834)

Net deferred tax assets	$—

(a)
The Company’s deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.